Quarterly Holdings Report
for
Fidelity® Growth Opportunities ETF
April 30, 2022
GOE-NPRT3-0622
1.9900248.101

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 20.2%
Entertainment – 3.0%
Roku, Inc. (a)	11,219	$1,042,245
Sea Ltd. ADR (a)	5,444	450,546
		1,492,791
Interactive Media & Services – 12.6%
Alphabet, Inc. Class A (a)	650	1,483,423
Alphabet, Inc. Class C (a)	1,394	3,205,266
Meta Platforms, Inc. Class A (a)	4,215	844,981
Snap, Inc. Class A (a)	13,698	389,845
ZoomInfo Technologies, Inc. Class A (a)	8,802	417,215
		6,340,730
Media – 0.9%
Magnite, Inc. (a)	20,807	200,787
TechTarget, Inc. (a)	3,651	245,749
		446,536
Wireless Telecommunication Services – 3.7%
T-Mobile US, Inc. (a)	15,114	1,861,138
TOTAL COMMUNICATION SERVICES		10,141,195
CONSUMER DISCRETIONARY – 13.0%
Automobiles – 1.8%
Rivian Automotive, Inc. (a)	5,023	151,895
Tesla, Inc. (a)	859	747,983
		899,878
Hotels, Restaurants & Leisure – 1.0%
Airbnb, Inc. Class A (a)	2,764	423,473
Sweetgreen, Inc. (a)	2,103	56,781
		480,254
Household Durables – 0.0%
Purple Innovation, Inc. (a)	4,961	20,439
Internet & Direct Marketing Retail – 6.8%
Amazon.com, Inc. (a)	1,094	2,719,279
Cazoo Group Ltd. (a)	36,141	61,078
DoorDash, Inc. Class A (a)	3,068	249,827
Global-e Online Ltd. (a)	12,448	280,578
Porch Group, Inc. (a)	4,889	18,090
Wayfair, Inc. Class A (a)	900	69,246
		3,398,098
Specialty Retail – 3.0%
Academy Sports & Outdoors, Inc.	1,510	56,414
American Eagle Outfitters, Inc.	286	4,321
Carvana Co. (a)	20,580	1,192,817
Dick's Sporting Goods, Inc.	2,383	229,769
		1,483,321
Textiles, Apparel & Luxury Goods – 0.4%
Capri Holdings Ltd. (a)	751	35,823
Lululemon Athletica, Inc. (a)	243	86,175
Tapestry, Inc.	2,643	87,007
		209,005
TOTAL CONSUMER DISCRETIONARY		6,490,995

	Shares	Value
CONSUMER STAPLES – 0.2%
Beverages – 0.1%
The Boston Beer Co., Inc. Class A (a)	142	$ 53,250
Food & Staples Retailing – 0.0%
BJ's Wholesale Club Holdings, Inc. (a)	68	4,376
Food Products – 0.1%
Local Bounti Corp. (a)	5,495	38,465
TOTAL CONSUMER STAPLES		96,091
ENERGY – 6.4%
Energy Equipment & Services – 0.0%
NOV, Inc.	1,588	28,790
Oil, Gas & Consumable Fuels – 6.4%
Antero Resources Corp. (a)	10,488	369,178
Canadian Natural Resources Ltd.	10,513	650,674
Cenovus Energy, Inc.	22,662	418,964
Cheniere Energy, Inc.	201	27,298
Exxon Mobil Corp.	9,389	800,412
Hess Corp.	6,655	685,931
Ovintiv, Inc.	1,182	60,507
Pioneer Natural Resources Co.	356	82,759
Tourmaline Oil Corp.	1,942	100,014
		3,195,737
TOTAL ENERGY		3,224,527
FINANCIALS – 1.3%
Banks – 1.2%
Wells Fargo & Co.	13,617	594,110
Consumer Finance – 0.1%
LendingTree, Inc. (a)	1,051	83,470
TOTAL FINANCIALS		677,580
HEALTH CARE – 9.7%
Biotechnology – 2.3%
Agios Pharmaceuticals, Inc. (a)	2,069	45,456
Alnylam Pharmaceuticals, Inc. (a)	1,723	229,900
ALX Oncology Holdings, Inc. (a)	1,628	20,806
Argenx SE ADR (a)	398	114,353
Ascendis Pharma A/S ADR (a)	76	6,937
Aurinia Pharmaceuticals, Inc. (a)	6,013	61,874
Blueprint Medicines Corp. (a)	408	23,807
Celldex Therapeutics, Inc. (a)	1,608	49,124
Cytokinetics, Inc. (a)	2,899	115,583
Erasca, Inc. (a)	4,511	32,840
Exelixis, Inc. (a)	3,743	83,619
Icosavax, Inc. (a)	909	6,590
Imago Biosciences, Inc. (a)	2,167	35,430
Instil Bio, Inc. (a)	3,424	24,208
Keros Therapeutics, Inc. (a)	1,002	53,116
Mirati Therapeutics, Inc. (a)	628	38,804
Monte Rosa Therapeutics, Inc. (a)	487	5,308

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Nuvalent, Inc. (a)	1,131	$ 11,638
Relay Therapeutics, Inc. (a)	2,359	56,215
Tenaya Therapeutics, Inc. (a)	1,782	16,430
TG Therapeutics, Inc. (a)	2,524	17,517
Vaxcyte, Inc. (a)	3,171	76,770
Zentalis Pharmaceuticals, Inc. (a)	1,487	39,435
		1,165,760
Health Care Equipment & Supplies – 2.1%
Boston Scientific Corp. (a)	13,590	572,275
Danaher Corp.	673	169,011
Insulet Corp. (a)	293	70,024
Penumbra, Inc. (a)	583	100,602
TransMedics Group, Inc. (a)	7,175	150,388
		1,062,300
Health Care Providers & Services – 5.2%
agilon health, Inc. (a)	20,969	372,619
Alignment Healthcare, Inc. (a)	1,486	14,280
Cano Health, Inc. (a)	18,946	100,414
CareMax, Inc. (a)	5,370	35,388
Centene Corp. (a)	6,165	496,591
Humana, Inc.	1,356	602,823
LifeStance Health Group, Inc. (a)	42,315	286,473
Oak Street Health, Inc. (a)	20,388	368,819
Surgery Partners, Inc. (a)	859	43,946
UnitedHealth Group, Inc.	490	249,190
		2,570,543
Pharmaceuticals – 0.1%
Arvinas, Inc. (a)	982	53,981
TOTAL HEALTH CARE		4,852,584
INDUSTRIALS – 4.5%
Aerospace & Defense – 1.2%
Lockheed Martin Corp.	522	225,567
Northrop Grumman Corp.	462	203,003
Raytheon Technologies Corp.	1,529	145,117
		573,687
Building Products – 0.1%
The AZEK Co., Inc. (a)	2,912	61,851
Marine – 0.2%
Golden Ocean Group Ltd.	8,364	104,801
Road & Rail – 3.0%
Lyft, Inc. Class A (a)	15,885	517,851
Uber Technologies, Inc. (a)	30,882	972,165
		1,490,016
TOTAL INDUSTRIALS		2,230,355
INFORMATION TECHNOLOGY – 38.3%
Electronic Equipment, Instruments & Components – 1.2%
Flex Ltd. (a)	19,210	316,773

	Shares	Value

Jabil, Inc.	4,939	$ 285,128
		601,901
IT Services – 9.3%
Cognizant Technology Solutions Corp. Class A	4,312	348,841
Dlocal Ltd. (a)	8,373	189,816
EPAM Systems, Inc. (a)	369	97,781
Flywire Corp. (a)	3,211	97,968
GoDaddy, Inc. Class A (a)	7,651	618,277
Mastercard, Inc. Class A	1,917	696,599
MongoDB, Inc. (a)	151	53,594
Nuvei Corp. (a)(b)	2,348	131,305
Nuvei Corp. (a)(b)	7,849	438,838
Payoneer Global, Inc. (a)	3,129	13,079
Repay Holding Corp. (a)	9,973	133,439
Shift4 Payments, Inc. (a)	3,874	203,230
Square, Inc. Class A (a)	2,728	271,545
TaskUS, Inc. Class A (a)	6,523	188,449
Thoughtworks Holding, Inc. (a)	4,104	75,965
Twilio, Inc. Class A (a)	2,808	313,991
Visa, Inc. Class A	3,605	768,334
		4,641,051
Semiconductors & Semiconductor Equipment – 9.4%
Applied Materials, Inc.	3,941	434,889
GLOBALFOUNDRIES, Inc. (a)	10,417	544,705
Lam Research Corp.	714	332,553
Marvell Technology, Inc.	6,381	370,608
Micron Technology, Inc.	2,803	191,137
NVIDIA Corp.	9,861	1,828,920
NXP Semiconductors N.V.	3,589	613,360
ON Semiconductor Corp. (a)	8,072	420,632
		4,736,804
Software – 16.5%
BTRS Holdings, Inc. (a)	7,843	52,705
Datadog, Inc. Class A (a)	387	46,742
DoubleVerify Holdings, Inc. (a)	8,184	178,002
Dynatrace, Inc. (a)	16,606	637,006
Elastic N.V. (a)	2,603	198,192
EngageSmart, Inc. (a)	4,881	101,915
Five9, Inc. (a)	477	52,518
HubSpot, Inc. (a)	397	150,634
Intapp, Inc. (a)	9,384	234,037
Intuit, Inc.	812	340,025
Microsoft Corp.	18,097	5,022,279
Riskified Ltd. (a)	3,955	20,685
Salesforce.com, Inc. (a)	4,455	783,813
SentinelOne, Inc. Class A (a)	506	16,835
ServiceNow, Inc. (a)	536	256,261
The Trade Desk, Inc. Class A (a)	2,344	138,108
Viant Technology, Inc. Class A (a)	3,486	20,498
		8,250,255

Quarterly Report	3

Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Technology Hardware, Storage & Peripherals – 1.9%
Apple, Inc.	6,023	$ 949,526
TOTAL INFORMATION TECHNOLOGY		19,179,537
MATERIALS – 5.3%
Chemicals – 0.9%
CF Industries Holdings, Inc.	1,039	100,606
Nutrien Ltd.	2,445	240,221
The Mosaic Co.	1,587	99,061
		439,888
Metals & Mining – 4.4%
Alcoa Corp.	4,195	284,421
ArcelorMittal S.A.	9,642	281,932
Freeport-McMoRan, Inc.	41,033	1,663,889
		2,230,242
TOTAL MATERIALS		2,670,130
REAL ESTATE – 0.1%
Real Estate Management & Development – 0.1%
WeWork, Inc. (a)	6,312	44,247
UTILITIES – 0.8%
Electric Utilities – 0.8%
Constellation Energy Corp.	326	19,302
Exelon Corp.	1,074	50,242

	Shares	Value

PG&E Corp. (a)	24,329	$ 307,762
TOTAL UTILITIES		377,306
TOTAL COMMON STOCKS (Cost $59,566,954)		49,984,547
Money Market Fund – 0.4%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.26% (c) (Cost $208,194)	208,194	208,194
TOTAL INVESTMENT IN SECURITIES – 100.2% (Cost $59,775,148)		50,192,741
NET OTHER ASSETS (LIABILITIES) – (0.2%)		(116,085)
NET ASSETS – 100.0%		$50,076,656

Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $570,143 or 1.1% of net assets.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	5

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
6	Quarterly Report